Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
Schedule of Finance Cost
For the years ended December 31,	2018	2017	2016
Interest Expense – Short-Term Borrowings and Long-Term Debt	516	571	341
Premium (Discount) on Redemption of Long-Term Debt (Note 22)	17	-	-
Unwinding of Discount on Decommissioning Liabilities (Note 25)	62	48	28
Other	32	26	21
	627	645	390